Related party disclosures - Superannuation plans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related party disclosures
Group contributions to defined contribution plans	$ 583	$ 535
Group contributions to defined benefit plans	$ 29	$ 30